Basis of Presentation and General Information-Subsidiaries in Consolidation (Table) (Details)	12 Months Ended
Dec. 31, 2014
Seanergy Management Corp. [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[1],[2]
Date of Incorporation	May 9, 2008	[1],[2]
Vessel Name	N/A	[1],[2]
Date of Delivery	N/A	[1],[2]
Date of Sale/Disposal	N/A	[1],[2]
Financed by	N/A	[1],[2]
Seanergy Shipmangement Corp [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[1]
Date of Incorporation	September 16, 2014	[1]
Vessel Name	N/A	[1]
Date of Delivery	N/A	[1]
Date of Sale/Disposal	N/A	[1]
Financed by	N/A	[1]
Sea Glorius Shipping Co [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[1]
Date of Incorporation	September 16, 2014	[1]
Vessel Name	N/A	[1]
Date of Delivery	N/A	[1]
Date of Sale/Disposal	N/A	[1]
Financed by	N/A	[1]
Sea Genius Shipping Co [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[1]
Date of Incorporation	September 16, 2014	[1]
Vessel Name	N/A	[1]
Date of Delivery	N/A	[1]
Date of Sale/Disposal	N/A	[1]
Financed by	N/A	[1]
Sea Furious Shipping Co [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[1]
Date of Incorporation	September 16, 2014	[1]
Vessel Name	N/A	[1]
Date of Delivery	N/A	[1]
Date of Sale/Disposal	N/A	[1]
Financed by	N/A	[1]
Sea Olympius Shipping Co [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[1]
Date of Incorporation	September 16, 2014	[1]
Vessel Name	N/A	[1]
Date of Delivery	N/A	[1]
Date of Sale/Disposal	N/A	[1]
Financed by	N/A	[1]
Amazons Management Inc. [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[1]
Date of Incorporation	April 21, 2008	[1]
Vessel Name	Davakis G.	[1]
Date of Delivery	August 28, 2008	[1]
Date of Sale/Disposal	March 6, 2014	[1]
Financed by	Piraeus Bank	[1]
Lagoon Shipholding Ltd. [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[1]
Date of Incorporation	April 21, 2008	[1]
Vessel Name	Delos Ranger	[1]
Date of Delivery	August 28, 2008	[1]
Date of Sale/Disposal	March 11, 2014	[1]
Financed by	Piraeus Bank	[1]
Cynthera Navigation Ltd. [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[1]
Date of Incorporation	March 18, 2008	[1]
Vessel Name	African Oryx	[1]
Date of Delivery	August 28, 2008	[1]
Date of Sale/Disposal	April 10, 2013	[1]
Financed by	Piraeus Bank	[1]
Martinique International Corp. [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	British Virgin Islands	[1]
Date of Incorporation	May 14, 2008	[1]
Vessel Name	Bremen Max	[1]
Date of Delivery	September 11, 2008	[1]
Date of Sale/Disposal	March 7, 2014	[1]
Financed by	Piraeus Bank	[1]
Harbour Business International Corp. [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	British Virgin Islands	[1]
Date of Incorporation	April 1, 2008	[1]
Vessel Name	Hamburg Max	[1]
Date of Delivery	September 25, 2008	[1]
Date of Sale/Disposal	March 10, 2014	[1]
Financed by	Piraeus Bank	[1]
Waldeck Maritime Co. [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Marshall Islands	[1]
Date of Incorporation	April 21, 2008	[1]
Vessel Name	African Zebra	[1]
Date of Delivery	September 25, 2008	[1]
Date of Sale/Disposal	February 15, 2012	[1]
Financed by	Piraeus Bank	[1]
Maritime Capital Shipping Limited [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Bermuda	[1]
Date of Incorporation	April 30, 2007	[1]
Vessel Name	N/A	[1]
Date of Delivery	May 21, 2010	[1]
Date of Sale/Disposal	N/A	[1]
Financed by	N/A	[1]
Maritime Capital Shipping (HK) Limited [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	Hong Kong	[2]
Date of Incorporation	June 16, 2006	[2]
Vessel Name	N/A	[2]
Date of Delivery	May 21, 2010	[2]
Date of Sale/Disposal	N/A	[2]
Financed by	N/A	[2]
Maritime Glory Shipping Limited [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	British Virgin Islands	[3]
Date of Incorporation	April 8, 2008	[3]
Vessel Name	Clipper Glory	[3]
Date of Delivery	May 21, 2010	[3]
Date of Sale/Disposal	December 4, 2012	[3]
Financed by	HSBC	[3]
Maritime Grace Shipping Limited [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	British Virgin Islands	[3]
Date of Incorporation	April 8, 2008	[3]
Vessel Name	Clipper Grace	[3]
Date of Delivery	May 21, 2010	[3]
Date of Sale/Disposal	October 15, 2012	[3]
Financed by	HSBC	[3]
Atlantic Grace Shipping Limited [Member]
Schedule of Entity General Information [Line Items]
Country of Incorporation	British Virgin Islands	[4]
Date of Incorporation	October 9, 2007	[4]
Vessel Name	N/A	[4]
Date of Delivery	May 21, 2010	[4]
Date of Sale/Disposal	N/A	[4]

[1]	Subsidiaries wholly owned
[2]	Management company
[3]	Vessel owning subsidiaries owned by MCS
[4]	Dormant company